Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Australia — 8.9%
AGL Energy, Ltd.	18,829	$ 102,115
Altium, Ltd.	3,632	100,559
Ampol, Ltd.	3,627	78,655
Ansell, Ltd.	1,409	28,160
ANZ Group Holdings, Ltd.	2,177	38,743
APA Group	24,888	186,260
ASX, Ltd.(1)	1,525	74,626
Aurizon Holdings, Ltd.	14,009	36,616
BHP Group, Ltd.	8,183	286,586
Brambles, Ltd.	17,422	148,149
carsales.com, Ltd.(1)	5,155	83,461
Charter Hall Long Wale REIT	6,388	20,673
Charter Hall Retail REIT	6,757	19,189
Cleanaway Waste Management, Ltd.(1)	15,558	30,146
Coles Group, Ltd.	12,714	159,912
Commonwealth Bank of Australia	4,049	316,073
Cromwell Property Group(1)	20,061	10,307
CSL, Ltd.	2,345	495,148
Dexus	13,975	81,028
Domino's Pizza Enterprises, Ltd.(1)	933	50,296
Elders, Ltd.	3,009	20,716
EVT, Ltd.(1)	2,551	25,493
Goodman Group	12,811	182,731
GPT Group (The)(1)	22,015	71,362
GWA Group, Ltd.	11,241	17,287
Hansen Technologies, Ltd.(1)	14,633	55,290
Harvey Norman Holdings, Ltd.(1)	17,000	53,971
IDP Education, Ltd.(1)	3,186	70,899
IPH, Ltd.	4,980	30,122
IRESS, Ltd.	7,406	52,264
JB Hi-Fi, Ltd.(1)	1,878	64,570
Lendlease Corp., Ltd.(1)	9,400	57,399
Link Administration Holdings, Ltd.	16,267	22,171
Lottery Corp. Ltd.(2)	26,454	88,228
Medibank Private, Ltd.	16,474	34,320
Metcash, Ltd.(1)	11,800	34,968
Mirvac Group	41,842	67,600
Newcrest Mining, Ltd.	2,354	37,403
NEXTDC, Ltd.(1)(2)	10,100	71,378
Nine Entertainment Co. Holdings, Ltd.	46,592	67,411
Northern Star Resources, Ltd.(1)	3,606	32,131
Orica, Ltd.	4,147	43,517
PEXA Group, Ltd.(1)(2)	2,163	19,970
Qube Holdings, Ltd.	28,277	61,488
Security	Shares	Value
Australia (continued)
REA Group, Ltd.(1)	1,183	$ 106,082
Reece, Ltd.(1)	3,969	45,619
Region RE, Ltd.	20,523	39,381
Rio Tinto, Ltd.	2,262	202,986
SiteMinder, Ltd.(1)(2)	12,563	33,527
Sonic Healthcare, Ltd.	2,770	62,041
Suncorp Group, Ltd.	10,185	90,538
Tabcorp Holdings, Ltd.	26,454	19,676
Technology One, Ltd.	10,774	111,397
Telstra Group, Ltd.	78,759	227,628
TPG Telecom, Ltd.(1)	20,255	69,268
Transurban Group	22,607	221,642
Washington H. Soul Pattinson & Co., Ltd.(1)	5,892	120,002
Waypoint REIT, Ltd.	9,833	19,416
Wesfarmers, Ltd.	7,953	280,396
Westpac Banking Corp.	3,483	58,604
Whitehaven Coal, Ltd.(1)	17,283	102,767
Woodside Energy Group, Ltd.	10,133	262,383
Woolworths Group, Ltd.	14,196	362,813
Worley, Ltd.(1)	4,927	54,087
		$ 6,119,644
Austria — 1.1%
ams-OSRAM AG(1)(2)	3,049	$ 28,484
ANDRITZ AG(1)	1,285	76,845
AT&S Austria Technologie & Systemtechnik AG(1)	704	24,155
BAWAG Group AG(2)(3)	407	25,212
CA Immobilien Anlagen AG	2,850	88,887
Erste Group Bank AG	2,269	86,095
IMMOFINANZ AG(2)(4)	1,241	0
Kontron AG	1,191	24,202
Lenzing AG	466	33,003
Mayr-Melnhof Karton AG(1)	125	20,946
Oesterreichische Post AG(1)	768	27,350
OMV AG	1,620	81,146
PIERER Mobility AG(1)	420	36,729
Telekom Austria AG(1)	8,000	53,774
Verbund AG	1,229	104,641
voestalpine AG	1,029	34,190
		$ 745,659
Belgium — 2.1%
Ackermans & van Haaren NV	698	$ 120,792
Ageas S.A./NV	1,164	56,829
Anheuser-Busch InBev S.A./NV	2,419	146,015
Cofinimmo S.A.	488	44,388

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Deceuninck NV	12,470	$ 33,672
D'Ieteren Group	715	136,647
Econocom Group S.A./NV	10,730	33,330
Elia Group S.A./NV	938	131,712
Etablissements Franz Colruyt NV(1)	478	12,640
Euronav NV	5,526	87,018
EVS Broadcast Equipment S.A.	1,740	42,174
Fagron	1,130	16,708
Groupe Bruxelles Lambert NV	459	39,265
KBC Group NV	340	25,183
Melexis NV	606	64,554
Montea NV	196	15,730
Proximus SADP	9,427	96,600
Shurgard Self Storage S.A.	370	17,854
Sofina S.A.	150	35,636
Solvay S.A.	537	62,577
UCB S.A.	1,600	131,367
Umicore S.A.	2,338	88,387
VGP NV	165	16,487
		$ 1,455,565
Denmark — 4.3%
Alm Brand A/S	18,202	$ 33,779
AP Moller - Maersk A/S, Class A	34	72,452
AP Moller - Maersk A/S, Class B	45	97,888
Bakkafrost P/F	1,540	95,559
Carlsberg A/S, Class B	2,015	286,053
Chr. Hansen Holding A/S	2,271	167,679
Coloplast A/S, Class B	665	80,288
DFDS A/S	1,410	53,151
DSV A/S	1,024	169,400
Jyske Bank A/S(2)	1,046	75,441
Netcompany Group A/S(2)(3)	1,534	61,049
Noble Corp. PLC(2)	779	31,569
Novo Nordisk A/S, Class B(1)	3,322	459,731
Novozymes A/S, Class B	4,578	238,223
Orsted A/S(3)	4,338	386,308
Pandora A/S	2,364	196,852
Ringkjoebing Landbobank A/S	431	62,720
Scandinavian Tobacco Group A/S(3)	1,702	29,581
SimCorp A/S	792	55,464
Spar Nord Bank A/S	2,029	32,320
Sydbank A/S	1,310	59,734
Topdanmark A/S	972	52,466
Tryg A/S	5,012	115,016
		$ 2,912,723
Security	Shares	Value
Finland — 2.1%
Elisa Oyj	2,351	$ 133,944
Fortum Oyj	7,644	114,906
Kemira Oyj	2,727	44,244
Kesko Oyj, Class B	4,942	115,116
Kojamo Oyj	3,939	60,482
Kone Oyj, Class B	1,969	107,381
Neste Oyj	2,521	120,510
Nokia Oyj	23,544	111,634
Nokian Renkaat Oyj	5,452	65,307
Nordea Bank Abp	13,924	162,777
Orion Oyj, Class B	2,997	160,563
TietoEVRY Oyj	956	29,114
Tokmanni Group Corp.	4,468	57,609
UPM-Kymmene Oyj	3,680	133,386
Valmet Oyj(1)	1,377	43,242
		$ 1,460,215
France — 8.9%
Air Liquide S.A.	4,387	$ 698,525
Altarea SCA	326	44,432
Amundi S.A.(3)	792	51,852
Atos SE(1)(2)	2,719	35,868
AXA S.A.	8,332	259,950
BNP Paribas S.A.	1,617	111,059
Bollore SE	13,714	76,735
Bouygues S.A.	1,100	36,238
Carrefour S.A.	5,094	96,893
Cie Generale des Etablissements Michelin SCA	2,492	78,797
Credit Agricole S.A.	7,839	94,391
Danone S.A.	2,980	163,421
Dassault Systemes SE	7,700	286,370
Edenred	1,747	95,158
Engie S.A.	23,380	331,993
EssilorLuxottica S.A.	1,414	259,440
Eurazeo SE	634	44,473
Gecina S.A.	1,055	124,964
Getlink SE	2,197	37,160
Hermes International	100	187,151
ICADE(1)	1,083	51,443
Klepierre S.A.	4,222	107,156
Legrand S.A.	560	49,932
LVMH Moet Hennessy Louis Vuitton SE	596	520,293
Neoen S.A.(3)	1,189	44,646
Orange S.A.	25,469	269,532
Pernod Ricard S.A.	786	162,725
Remy Cointreau S.A.	343	64,583

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Rothschild & Co.	845	$ 35,691
Rubis SCA	2,794	78,191
Sanofi	3,896	381,514
Schneider Electric SE	857	139,019
SOITEC(2)	493	74,771
Technip Energies NV	3,214	62,311
Teleperformance	177	49,204
Thales S.A.	600	79,356
TotalEnergies SE	9,024	557,870
Ubisoft Entertainment S.A.(2)	1,529	31,660
Vinci S.A.	1,159	130,955
Vivendi SE	3,744	40,210
Wendel SE	356	37,696
		$ 6,083,628
Germany — 9.1%
7C Solarparken AG	20,398	$ 97,335
adidas AG	673	108,364
AIXTRON SE	763	22,734
Allianz SE	1,068	255,374
BASF SE	4,755	272,630
Bayer AG	4,117	256,262
Bayerische Motoren Werke AG	1,291	131,507
Bechtle AG	893	37,632
Beiersdorf AG	2,655	322,789
Brenntag SE	725	54,120
Covestro AG(3)	1,046	48,163
Cropenergies AG	2,253	29,336
Daimler Truck Holding AG(2)	1,859	62,469
Delivery Hero SE(2)(3)	1,222	73,878
Deutsche Bank AG	6,495	86,680
Deutsche Boerse AG	659	117,923
Deutsche Lufthansa AG(2)	5,121	54,255
Deutsche Post AG	2,070	89,127
Deutsche Telekom AG	23,227	517,470
Deutsche Wohnen SE	2,636	62,261
E.ON SE	49,704	541,918
Evonik Industries AG	3,498	77,755
Gea Group AG	1,075	48,504
Hamborner REIT AG	13,027	101,961
Hannover Rueck SE	220	44,675
HelloFresh SE(2)	2,469	60,025
Henkel AG & Co. KGaA, PFC Shares	1,138	81,140
K+S AG	3,195	76,477
Merck KGaA	792	165,313
Muenchener Rueckversicherungs-Gesellschaft AG	361	130,396
Security	Shares	Value
Germany (continued)
Nemetschek SE	733	$ 39,189
Puma SE	927	63,303
QIAGEN NV(2)	1,735	84,639
Rheinmetall AG	216	50,470
SAP SE	3,795	449,859
Sartorius AG, PFC Shares	95	42,599
Siemens AG	1,574	245,867
Siemens Healthineers AG(3)	1,428	76,582
Software AG	2,115	58,946
Suedzucker AG	9,335	151,443
Symrise AG	1,413	150,216
Telefonica Deutschland Holding AG	16,523	48,666
United Internet AG	2,526	58,644
Vitesco Technologies Group AG(2)	445	30,845
Volkswagen AG	307	53,737
Volkswagen AG, PFC Shares	790	109,566
Vonovia SE	14,528	410,386
Zalando SE(2)(3)	1,079	50,319
		$ 6,203,749
Hong Kong — 4.3%
AIA Group, Ltd.	28,800	$ 325,660
Bank of East Asia, Ltd. (The)	28,200	36,226
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,000	31,995
BOC Hong Kong Holdings, Ltd.	12,000	41,939
Budweiser Brewing Co. APAC, Ltd.(3)	66,900	211,091
Cafe de Coral Holdings, Ltd.	22,000	38,514
China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	88,500	0
China Ruyi Holdings, Ltd.(1)(2)	112,000	29,947
China Traditional Chinese Medicine Holdings Co., Ltd.	60,000	28,747
Chow Tai Fook Jewellery Group, Ltd.	30,800	65,932
CK Asset Holdings, Ltd.	13,000	83,116
CK Hutchison Holdings, Ltd.	21,500	136,825
CLP Holdings, Ltd.	19,500	144,884
Fosun International, Ltd.	54,000	50,136
Galaxy Entertainment Group, Ltd.	19,000	132,265
Hang Seng Bank, Ltd.	3,700	61,617
Henderson Land Development Co., Ltd.	5,260	19,430
HK Electric Investments & HK Electric Investments, Ltd.	64,500	44,584
HKT Trust and HKT, Ltd.	97,000	127,087
Hong Kong & China Gas Co., Ltd.	147,906	148,501
Hysan Development Co., Ltd.	5,000	16,822
Jardine Matheson Holdings, Ltd.	2,200	116,942
Kerry Properties, Ltd.	10,000	25,354
Link REIT	12,000	96,052
Luk Fook Holdings International, Ltd.	15,000	52,020

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
MTR Corp., Ltd.	10,500	$ 56,191
New World Development Co., Ltd.	11,000	32,878
NWS Holdings, Ltd.	51,000	48,063
Pacific Basin Shipping, Ltd.	119,000	41,994
PAX Global Technology, Ltd.	75,000	70,886
PCCW, Ltd.	115,000	56,507
Power Assets Holdings, Ltd.	15,500	87,702
Sands China, Ltd.(2)	34,800	130,503
Shangri-La Asia, Ltd.(2)	48,000	41,909
Sino Land Co., Ltd.	32,000	41,583
Sun Hung Kai Properties, Ltd.	8,000	113,453
Swire Properties, Ltd.	8,000	22,484
VSTECS Holdings, Ltd.	60,000	37,541
VTech Holdings, Ltd.	10,000	66,108
Zhongyu Energy Holdings, Ltd.(1)	36,000	25,933
		$ 2,939,421
Ireland — 2.2%
Bank of Ireland Group PLC	24,074	$ 257,203
CRH PLC	5,583	260,852
DCC PLC	1,417	80,710
Flutter Entertainment PLC(2)	1,544	239,834
ICON PLC(2)	1,080	249,167
Irish Residential Properties REIT PLC	33,524	41,708
Kerry Group PLC, Class A	2,357	220,851
Kingspan Group PLC	2,396	154,101
		$ 1,504,426
Israel — 2.0%
Amot Investments, Ltd.	5,499	$ 32,275
Azrieli Group, Ltd.	509	32,786
Bank Hapoalim B.M.	4,902	44,121
Bank Leumi Le-Israel B.M.	4,425	39,105
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	123,529
Check Point Software Technologies, Ltd.(2)	385	48,972
Delek Automotive Systems, Ltd.	1,562	19,291
Elbit Systems, Ltd.	297	49,861
Electra, Ltd.	76	38,949
Energix-Renewable Energies, Ltd.	13,304	44,044
Fiverr International, Ltd.(2)	953	35,347
Fox Wizel, Ltd.	369	33,374
ICL Group, Ltd.	16,102	127,844
Kenon Holdings, Ltd.	1,599	49,831
Maytronics, Ltd.	4,367	53,232
Mivne Real Estate KD, Ltd.	7,571	24,292
Mizrahi Tefahot Bank, Ltd.	781	25,797
Security	Shares	Value
Israel (continued)
Nano-X Imaging, Ltd.(1)(2)	2,700	$ 24,894
Nice, Ltd.(2)	490	101,336
Oil Refineries, Ltd.	76,583	26,487
OPC Energy, Ltd.(2)	1,911	19,845
Paz Oil Co., Ltd.(2)	650	81,030
Reit 1, Ltd.	7,407	36,713
Shufersal, Ltd.	11,960	67,111
Strauss Group, Ltd.	1,358	34,747
Teva Pharmaceutical Industries, Ltd. ADR(2)	13,432	141,573
ZIM Integrated Shipping Services, Ltd.(1)	2,400	45,480
		$ 1,401,866
Italy — 4.4%
Assicurazioni Generali SpA	4,184	$ 81,677
Banco BPM SpA	12,713	57,219
Brunello Cucinelli SpA	1,252	104,280
Cementir Holding NV	6,913	54,528
Davide Campari-Milano NV	18,866	202,377
De'Longhi SpA	1,200	27,701
DiaSorin SpA	977	127,186
Enel SpA	40,123	236,249
Eni SpA	20,895	321,537
Ferrari NV	793	198,158
FinecoBank Banca Fineco SpA	1,887	33,875
GVS SpA(1)(2)(3)	4,062	21,462
Infrastrutture Wireless Italiane SpA(3)	21,493	235,537
Interpump Group SpA	778	40,573
Intesa Sanpaolo SpA	48,376	127,193
Italgas SpA	7,381	43,206
Italmobiliare SpA	1,360	36,428
Iveco Group NV(2)	3,449	28,249
MFE-MediaForEurope NV, Class B	9,790	6,629
Moncler SpA	627	39,242
Poste Italiane SpA(3)	5,564	59,446
Prysmian SpA	2,617	106,872
RAI Way SpA(3)	4,122	23,542
Recordati Industria Chimica e Farmaceutica SpA	4,029	176,504
Reply SpA	640	83,077
Saipem SpA (2)	540	827
Salvatore Ferragamo SpA(1)	2,265	44,950
Saras SpA(2)	14,538	25,205
STMicroelectronics NV	7,572	356,442
Technogym SpA(3)	2,741	24,312
Terna - Rete Elettrica Nazionale	8,968	70,954
UnipolSai Assicurazioni SpA	10,716	28,505
		$ 3,023,942

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 12.9%
Advance Residence Investment Corp.(1)	13	$ 31,756
Air Water, Inc.	2,000	24,470
Ajinomoto Co., Inc.	1,400	46,156
ANA Holdings, Inc.(2)	1,100	24,346
Asahi Intecc Co., Ltd.(1)	1,400	24,562
Asahi Kasei Corp.	8,100	61,379
Astellas Pharma, Inc.	6,200	91,265
Bandai Namco Holdings, Inc.	800	53,499
Bank of Kyoto, Ltd. (The)	500	23,264
Bridgestone Corp.	1,600	59,733
Canon, Inc.	1,500	33,289
Central Japan Railway Co.	200	24,395
Chiba Bank, Ltd. (The)	7,000	52,965
Chubu Electric Power Co., Inc.	3,500	37,699
Chugai Pharmaceutical Co., Ltd.	2,700	69,998
Chugoku Electric Power Co., Inc. (The)	3,800	20,890
Concordia Financial Group, Ltd.	10,800	47,459
CyberAgent, Inc.	3,200	29,926
Daiichi Sankyo Co., Ltd.	3,800	119,346
Daikin Industries, Ltd.	500	86,847
Daito Trust Construction Co., Ltd.	500	49,409
Daiwa House Industry Co., Ltd.	3,500	84,053
Daiwa House REIT Investment Corp.	23	50,042
Daiwa Securities Group, Inc.(1)	7,000	33,034
Disco Corp.(1)	200	60,087
ENEOS Holdings, Inc.	31,200	111,702
FANUC Corp.	200	35,338
Frontier Real Estate Investment Corp.	8	30,849
FUJIFILM Holdings Corp.	500	26,461
Fujitsu, Ltd.	300	42,714
GLP J-REIT	41	46,394
Hirose Electric Co., Ltd.	315	41,008
Hitachi, Ltd.	1,300	68,175
Honda Motor Co., Ltd.	3,100	76,683
Hoya Corp.	1,300	142,963
Hulic Co., Ltd.	4,000	32,879
Idemitsu Kosan Co., Ltd.	3,700	92,503
Industrial & Infrastructure Fund Investment Corp.(1)	21	23,273
ITOCHU Corp.	1,500	48,483
Iwatani Corp.(1)	1,800	77,582
Japan Exchange Group, Inc.	2,100	32,140
Japan Post Bank Co., Ltd.(1)	2,300	20,435
Japan Post Holdings Co., Ltd.	2,800	24,582
Japan Real Estate Investment Corp.	11	47,162
Japan Tobacco, Inc.	4,100	83,607
JSR Corp.	1,500	33,750
Security	Shares	Value
Japan (continued)
Kakaku.com, Inc.	1,900	$ 31,677
Kao Corp.	1,000	40,422
KDDI Corp.	6,400	199,958
Kenedix Office Investment Corp.	12	28,507
Keyence Corp.	400	184,147
Kintetsu Group Holdings Co., Ltd.	800	26,052
Kirin Holdings Co., Ltd.	3,800	58,557
Kobe Bussan Co., Ltd.	1,400	40,420
Komatsu, Ltd.	2,200	54,064
Kubota Corp.	2,500	37,571
Kuraray Co., Ltd.	4,800	39,730
Kyocera Corp.	900	46,702
Kyowa Kirin Co., Ltd.	2,700	60,213
Kyushu Electric Power Co., Inc.	3,600	20,724
Lion Corp.	5,400	59,777
Marubeni Corp.	3,400	41,713
Maruichi Steel Tube, Ltd.	1,200	25,839
MatsukiyoCocokara & Co.	900	44,896
Mitsubishi Chemical Group Corp.	10,000	56,114
Mitsubishi Corp.	2,200	73,669
Mitsubishi Electric Corp.	2,600	28,654
Mitsubishi Estate Co., Ltd.(1)	7,600	97,684
Mitsubishi Gas Chemical Co., Inc.	2,900	42,376
Mitsubishi UFJ Financial Group, Inc.(5)	28,900	211,689
Mitsui & Co., Ltd.	1,400	41,304
Mitsui Chemicals, Inc.	1,300	30,600
Mitsui Fudosan Co., Ltd.	5,100	95,593
Mizuho Financial Group, Inc.	5,630	87,943
MS&AD Insurance Group Holdings, Inc.	1,800	57,733
Murata Manufacturing Co., Ltd.	1,500	85,711
NEC Corp.	1,500	54,191
Nexon Co., Ltd.	3,000	72,338
Nintendo Co., Ltd.	4,000	173,431
Nippon Accommodations Fund, Inc.	8	35,907
Nippon Building Fund, Inc.	11	48,074
Nippon Gas Co., Ltd.	4,300	68,634
Nippon Paint Holdings Co., Ltd.	10,100	92,208
Nippon Prologis REIT, Inc.	23	52,190
Nippon Shokubai Co., Ltd.	600	25,401
Nippon Telegraph & Telephone Corp.	5,000	149,928
Nissan Motor Co., Ltd.	10,300	37,007
Nisshin Seifun Group, Inc.	4,900	61,375
Nissin Foods Holdings Co., Ltd.	700	54,724
Nitto Denko Corp.	700	45,246
NOF Corp.	800	34,078
Nomura Holdings, Inc.	10,500	41,904

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Research Institute, Ltd.	2,000	$ 48,015
NTT Data Corp.	4,400	68,250
Obic Co., Ltd.	300	48,098
Oji Holdings Corp.	5,000	20,664
Omron Corp.	800	46,288
Ono Pharmaceutical Co., Ltd.	2,500	54,247
Oriental Land Co., Ltd.(1)	500	83,310
Osaka Gas Co., Ltd.	5,500	88,753
Otsuka Holdings Co., Ltd.	2,400	76,993
Pan Pacific International Holdings Corp.	2,000	36,986
PeptiDream, Inc.(2)	1,400	21,859
Resona Holdings, Inc.(1)	12,400	68,618
Resonac Holdings Corp.	1,600	27,345
Rinnai Corp.	600	47,358
ROHM Co., Ltd.	200	16,026
Rohto Pharmaceutical Co., Ltd.	3,600	66,425
SECOM Co., Ltd.	600	35,745
Sekisui House, Ltd.(1)	2,000	37,799
Seven & i Holdings Co., Ltd.	1,800	84,983
Shikoku Electric Power Co., Inc.	2,600	15,032
Shimadzu Corp.	1,200	36,877
Shimano, Inc.	300	53,501
Shin-Etsu Chemical Co., Ltd.	1,600	235,877
Shizuoka Financial Group, Inc.	5,800	49,135
SMC Corp.	100	50,791
SoftBank Corp.	11,800	135,017
Sony Group Corp.	1,600	142,962
Square Enix Holdings Co., Ltd.	700	33,104
Subaru Corp.	2,400	39,436
Sumitomo Chemical Co., Ltd.	10,900	41,841
Sumitomo Corp.	1,600	28,720
Sumitomo Mitsui Financial Group, Inc.	3,800	165,152
Sumitomo Mitsui Trust Holdings, Inc.	1,500	54,643
Sumitomo Realty & Development Co., Ltd.	2,600	63,381
Suntory Beverage & Food, Ltd.	900	30,391
Sysmex Corp.	500	33,193
Takeda Pharmaceutical Co., Ltd.	5,000	157,187
TDK Corp.	1,000	35,726
TEIJIN, Ltd.	3,300	33,885
Toho Co., Ltd.	500	18,467
Tohoku Electric Power Co., Inc.	12,500	67,231
Tokio Marine Holdings, Inc.	4,000	83,779
Tokyo Gas Co., Ltd.	5,200	108,886
Tokyu Corp.(1)	2,000	25,719
Toppan, Inc.	2,000	32,224
Toshiba Corp.	1,800	61,824
Security	Shares	Value
Japan (continued)
Tosoh Corp.	2,200	$ 28,783
Toyo Suisan Kaisha, Ltd.	1,000	41,321
Toyota Industries Corp.	400	24,349
Toyota Motor Corp.	13,600	199,726
Trend Micro, Inc.(2)	600	29,708
Unicharm Corp.	2,200	83,920
Yakult Honsha Co., Ltd.(1)	1,000	71,388
Yamato Holdings Co., Ltd.(1)	2,000	34,994
Yamato Kogyo Co., Ltd.	1,000	37,902
Yamazaki Baking Co., Ltd.	3,800	44,459
Z Holdings Corp.	11,200	32,589
		$ 8,816,109
Netherlands — 4.5%
ABN AMRO Bank NV(3)	2,263	$ 37,560
Aegon NV(1)	12,248	67,557
ASML Holding NV	646	427,424
ASR Nederland NV	1,620	76,677
Corbion NV	2,072	79,733
Euronext NV(3)	576	46,674
Flow Traders, Ltd.	619	15,929
IMCD NV	840	133,167
ING Groep NV	3,977	57,588
JDE Peet's NV(1)	1,640	49,156
Koninklijke Ahold Delhaize NV(1)	9,251	276,114
Koninklijke DSM NV	1,929	248,073
Koninklijke KPN NV	65,476	223,852
Koninklijke Philips NV	16,407	283,274
Koninklijke Vopak NV	771	23,231
NN Group NV	1,992	86,549
NSI NV	1,000	26,100
Prosus NV	5,062	408,732
SBM Offshore NV	4,496	70,682
Signify NV(3)	1,727	62,527
Universal Music Group NV(1)	7,168	183,231
Wolters Kluwer NV	1,682	183,377
		$ 3,067,207
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	21,613	$ 103,657
Auckland International Airport, Ltd.(2)	12,240	67,363
Contact Energy, Ltd.	9,580	48,179
Fisher & Paykel Healthcare Corp., Ltd.	5,931	97,335
Fletcher Building, Ltd.	7,381	24,305
Goodman Property Trust	27,739	36,968
Heartland Group Holdings, Ltd.(1)	19,544	22,904

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
KMD Brands, Ltd.	27,332	$ 18,785
Mercury NZ, Ltd.	13,643	53,002
Pacific Edge, Ltd.(2)	33,981	10,984
Precinct Properties New Zealand, Ltd.	39,851	32,388
Pushpay Holdings, Ltd.(2)	16,676	13,985
SKYCITY Entertainment Group, Ltd.(2)	40,446	65,805
Spark New Zealand, Ltd.	25,298	85,298
Vulcan Steel, Ltd.(1)	3,600	23,071
Xero, Ltd.(2)	1,231	67,848
		$ 771,877
Norway — 2.0%
ArcticZymes Technologies ASA(1)(2)	4,268	$ 18,785
Atea ASA	6,274	70,769
Autostore Holdings, Ltd.(1)(2)(3)	13,450	31,060
Borregaard ASA	2,485	38,312
DNB Bank ASA	6,189	115,732
Entra ASA(3)	2,972	35,153
Equinor ASA	3,918	119,407
Europris ASA(3)	9,810	63,202
Gjensidige Forsikring ASA	1,701	30,573
Kongsberg Gruppen ASA	1,873	74,567
Mowi ASA	4,027	74,466
Nordic Semiconductor ASA(2)	4,420	70,482
Norsk Hydro ASA	6,598	53,496
Opera, Ltd. ADR(1)	6,200	41,044
Orkla ASA	8,207	61,271
Salmar ASA	643	29,899
Scatec ASA(3)	3,300	26,915
Schibsted ASA, Class B	2,498	52,220
SFL Corp, Ltd.	2,400	24,432
SpareBank 1 SMN	2,095	26,717
Telenor ASA	14,322	149,931
TOMRA Systems ASA	2,450	43,251
Veidekke ASA	3,671	37,905
Yara International ASA	2,459	109,256
		$ 1,398,845
Portugal — 1.1%
Banco Comercial Portugues S.A.	494,993	$ 105,457
Corticeira Amorim SGPS S.A.	4,721	46,702
CTT-Correios de Portugal S.A.	12,855	49,726
EDP-Energias de Portugal S.A.	19,728	98,014
Galp Energia SGPS S.A., Class B	11,338	155,195
Jeronimo Martins SGPS S.A.	5,858	127,181
Navigator Co. S.A. (The)	16,287	57,022
Security	Shares	Value
Portugal (continued)
NOS SGPS S.A.	17,214	$ 73,819
REN - Redes Energeticas Nacionais SGPS S.A.	11,590	31,855
		$ 744,971
Singapore — 2.2%
CapitaLand Ascendas REIT	23,500	$ 51,715
CapitaLand Investment, Ltd.	11,500	34,841
ComfortDelGro Corp., Ltd.	36,500	33,439
Flex, Ltd.(2)	6,557	153,106
Genting Singapore, Ltd.(1)	108,600	82,249
Keppel Corp., Ltd.	8,600	49,653
Mapletree Industrial Trust(1)	18,060	32,821
Mapletree Logistics Trust(1)	30,900	39,947
Mapletree Pan Asia Commercial Trust	18,500	25,741
Olam Group, Ltd.	33,100	40,244
Oversea-Chinese Banking Corp., Ltd.	10,000	98,804
Raffles Medical Group, Ltd.	38,400	42,474
Sea, Ltd. ADR(2)	965	62,194
Sembcorp Industries, Ltd.	21,400	59,014
Singapore Airlines, Ltd.(1)	14,800	66,924
Singapore Exchange, Ltd.	7,000	49,305
Singapore Post, Ltd.	26,100	11,150
Singapore Technologies Engineering, Ltd.	19,500	54,825
Singapore Telecommunications, Ltd.	42,000	80,437
Suntec Real Estate Investment Trust	27,000	28,867
United Overseas Bank, Ltd.	4,500	102,288
UOL Group, Ltd.	4,600	24,544
Venture Corp., Ltd.	5,000	70,607
Wilmar International, Ltd.	58,400	181,567
		$ 1,476,756
Spain — 4.4%
Acerinox S.A.	6,807	$ 73,719
Aena SME S.A.(2)(3)	1,064	159,865
Almirall S.A.	2,741	27,619
Amadeus IT Group S.A.(2)	5,033	317,099
Banco Santander S.A.	61,792	215,959
Bankinter S.A.	12,265	88,492
CaixaBank S.A.	15,438	68,498
Cellnex Telecom S.A.(3)	4,799	188,063
Cia de Distribucion Integral Logista Holdings S.A.	2,665	72,204
Ebro Foods S.A.(1)	2,380	40,886
Ercros S.A.(1)	8,525	34,094
Fluidra S.A.(1)	2,164	38,203
Grifols S.A.(1)(2)	11,886	157,347
Iberdrola S.A.	24,622	288,860

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Iberdrola S.A.(2)	410	$ 4,794
Indra Sistemas S.A.	3,340	40,782
Industria de Diseno Textil S.A.	12,175	380,113
Laboratorios Farmaceuticos Rovi S.A.	1,773	75,127
Merlin Properties Socimi S.A.	18,476	180,560
Metrovacesa S.A.(1)(3)	2,645	19,624
Red Electrica Corp. S.A.	2,456	43,469
Repsol S.A.	20,519	337,062
Telefonica S.A.	22,919	87,070
Viscofan S.A.(1)	825	53,172
		$ 2,992,681
Sweden — 4.3%
AddLife AB, Class B	2,191	$ 23,123
Alfa Laval AB	1,197	37,616
Arjo AB, Class B	8,801	34,152
Assa Abloy AB, Class B	2,883	67,913
Atlas Copco AB, Class A	6,514	77,295
Axfood AB	2,975	76,623
Billerud AB	2,548	29,601
BioGaia AB, Class B	4,605	40,493
Biotage AB	1,896	29,303
Boliden AB	2,274	102,050
Castellum AB(1)	4,084	56,037
Catena AB	932	38,991
Electrolux AB, Class B(1)	3,051	43,214
Elekta AB, Class B	5,121	37,275
Embracer Group AB(1)(2)	9,503	44,295
Epiroc AB, Class A	2,897	56,366
Essity AB, Class B	8,378	218,868
Evolution AB(3)	1,309	147,120
Fabege AB	7,085	66,962
Fingerprint Cards AB, Class B(1)(2)	29,632	8,481
Getinge AB, Class B	3,014	67,898
HMS Networks AB	1,113	41,493
Holmen AB, Class B	2,532	104,434
Hufvudstaden AB, Class A	2,401	36,159
Husqvarna AB, Class B	3,790	32,245
Industrivarden AB, Class A	1,060	28,080
Industrivarden AB, Class C(1)	1,534	40,413
Investor AB, Class A	2,160	43,110
Investor AB, Class B	5,782	112,356
JM AB	2,031	37,862
MIPS AB(1)	709	27,133
Mycronic AB	2,681	57,308
Oatly Group AB ADR(1)(2)	7,600	18,544
Security	Shares	Value
Sweden (continued)
Orron Energy AB	4,713	$ 8,737
Sagax AB, Class B	3,417	84,998
Securitas AB, Class B(1)	1,900	17,392
Skanska AB, Class B	1,238	21,851
Spotify Technology S.A.(2)	1,272	143,380
Svenska Cellulosa AB SCA, Class B	9,048	125,644
Svenska Handelsbanken AB, Class A	7,120	74,247
Swedbank AB, Class A	2,384	45,860
Swedish Orphan Biovitrum AB(2)	3,003	66,969
Tele2 AB, Class B	5,717	49,375
Telefonaktiebolaget LM Ericsson, Class B	25,375	147,187
Telia Co. AB	24,113	62,275
Thule Group AB(1)(3)	1,277	30,602
Truecaller AB, Class B(1)(2)	6,505	23,116
Vitrolife AB	1,099	23,563
Volvo AB, Class B	1,722	34,170
Volvo Car AB, Class B(2)	9,789	48,842
Wallenstam AB, Class B	7,080	32,502
Wihlborgs Fastigheter AB	3,468	28,552
		$ 2,952,075
Switzerland — 9.1%
Allreal Holding AG	346	$ 59,303
ALSO Holding AG	245	49,905
Baloise Holding AG	396	65,131
Banque Cantonale Vaudoise(1)	570	54,183
Belimo Holding AG	140	73,842
BKW AG	330	47,455
Bucher Industries AG	149	67,894
Cembra Money Bank AG	670	59,487
Cie Financiere Richemont S.A.	5,971	920,473
DKSH Holding AG	773	65,856
EMS-Chemie Holding AG	104	77,530
Flughafen Zurich AG(2)	295	53,747
Forbo Holding AG	26	34,209
Geberit AG	263	149,642
Givaudan S.A.	78	252,894
Helvetia Holding AG	425	53,167
Inficon Holding AG	65	68,055
Intershop Holding AG	78	52,321
Kuehne & Nagel International AG	464	110,644
Landis & Gyr Group AG(1)	1,111	81,849
LEM Holding S.A.	13	28,783
Logitech International S.A.(1)	2,732	159,868
Nestle S.A.	6,891	840,764
Novartis AG	3,984	360,190

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Roche Holding AG PC	1,075	$ 335,583
Roche Holding AG, Bearer Shares(1)	147	53,808
Schindler Holding AG	320	64,732
Schindler Holding AG PC	353	75,237
Schweiter Technologies AG	45	39,720
SGS S.A.	36	87,791
SIG Group AG	5,783	143,337
Sika AG	1,387	394,112
Stadler Rail AG	1,511	57,795
Swatch Group AG (The), Bearer Shares	279	101,017
Swiss Life Holding AG	139	82,267
Swiss Prime Site AG	1,669	148,722
Swiss Re AG	262	27,434
Swisscom AG	366	216,253
UBS Group AG	10,259	218,982
Zehnder Group AG	691	51,430
Zurich Insurance Group AG	683	337,763
		$ 6,223,175
United Kingdom — 8.7%
3i Group PLC	3,933	$ 76,732
Admiral Group PLC	1,052	28,599
Antofagasta PLC	4,694	100,858
Assura PLC	34,782	23,939
AstraZeneca PLC	4,331	567,415
Auto Trader Group PLC(3)	12,550	97,369
Aviva PLC	9,030	50,928
BAE Systems PLC	8,600	91,040
Bellway PLC	608	15,903
Berkeley Group Holdings PLC	509	26,065
Big Yellow Group PLC	2,400	35,796
BP PLC	23,461	141,710
British American Tobacco PLC	3,774	144,672
BT Group PLC	34,771	53,571
Bunzl PLC	1,400	51,396
Burberry Group PLC	3,492	106,369
Capricorn Energy PLC(2)	43,432	129,924
Compass Group PLC	7,473	178,515
Croda International PLC	729	62,138
Derwent London PLC	1,020	32,538
Direct Line Insurance Group PLC	9,041	19,824
Diversified Energy Co. PLC	103,611	141,726
DS Smith PLC	10,893	47,689
Experian PLC	2,304	84,256
Fresnillo PLC	1,893	19,229
Grainger PLC	11,835	37,902
Security	Shares	Value
United Kingdom (continued)
Great Portland Estates PLC	4,065	$ 28,594
Halma PLC	5,460	145,367
Hikma Pharmaceuticals PLC	1,344	28,431
Howden Joinery Group PLC	5,263	44,908
HSBC Holdings PLC	21,374	157,491
InterContinental Hotels Group PLC	751	52,137
Intertek Group PLC	543	29,185
Lloyds Banking Group PLC	135,333	88,074
London Stock Exchange Group PLC	726	66,462
LondonMetric Property PLC	11,374	26,502
Marks & Spencer Group PLC(2)	30,532	55,074
Mondi PLC	3,379	63,721
Moneysupermarket.com Group PLC	7,023	20,734
National Grid PLC	18,771	238,634
NCC Group PLC	21,199	49,127
Next PLC	582	47,651
Pearson PLC	5,346	60,967
Pennon Group PLC	2,714	30,809
Persimmon PLC	2,761	48,222
Phoenix Group Holdings PLC	5,262	41,706
Primary Health Properties PLC	23,037	31,917
QinetiQ Group PLC	8,311	37,280
Reckitt Benckiser Group PLC	1,454	103,613
RELX PLC	3,168	94,118
Rentokil Initial PLC	5,526	33,506
Rightmove PLC	13,046	94,791
Rio Tinto PLC	3,415	267,399
Safestore Holdings PLC	3,803	47,354
Sage Group PLC (The)	15,349	147,468
Segro PLC	8,635	88,885
Severn Trent PLC	3,397	118,219
Shell PLC	13,561	398,120
Sirius Real Estate, Ltd.	24,045	25,107
Spectris PLC	815	32,311
Spirax-Sarco Engineering PLC	358	51,137
Standard Chartered PLC	5,917	49,700
Taylor Wimpey PLC	39,034	56,635
Tesco PLC	31,547	95,883
Tritax Big Box REIT PLC	37,589	72,425
Unilever PLC	2,896	147,404
United Utilities Group PLC	9,445	123,588
Vodafone Group PLC	116,824	134,794
		$ 5,941,553
Total Common Stocks (identified cost $60,740,005)		$68,236,087

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.6%
Affiliated Fund — 0.0%(6)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(7)	2,533	$ 2,533
Total Affiliated Fund (identified cost $2,533)		$ 2,533

Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(8)	1,823,727	$ 1,823,727
Total Securities Lending Collateral (identified cost $1,823,727)		$ 1,823,727
Total Short-Term Investments (identified cost $1,826,260)		$ 1,826,260

Total Investments — 102.3% (identified cost $62,566,265)	$70,062,347
Other Assets, Less Liabilities — (2.3)%	$(1,605,741)
Net Assets — 100.0%	$68,456,606
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2023. The aggregate market value of securities on loan at January 31, 2023 was $4,475,576 and the total market value of the collateral received by the Portfolio was $4,703,181, comprised of cash of $1,823,727 and U.S. government and/or agencies securities of $2,879,454.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $2,368,714 or 3.5% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$8,154,854
Consumer Discretionary	11.1	7,610,070
Industrials	10.9	7,480,802
Consumer Staples	9.9	6,754,448
Health Care	9.8	6,713,395
Materials	9.8	6,683,850
Information Technology	8.8	6,002,397
Communication Services	8.0	5,488,743
Real Estate	7.0	4,796,361
Utilities	6.8	4,685,151
Energy	5.7	3,866,016
Short-Term Investments	2.6	1,826,260
Total Investments	102.3%	$70,062,347
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $214,222, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$136,519	$ —	$ —	$ —	$75,170	$211,689	$ —	28,900
Short-Term Investments
Liquidity Fund, Institutional Class(1)	161,268	887,964	(1,046,699)	—	—	2,533	431	2,533
Total				$ —	$75,170	$214,222	$431
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 215,300	$19,908,507	$0	$20,123,807
Developed Europe	481,361	46,229,053	0	46,710,414
Developed Middle East	296,266	1,105,600	—	1,401,866
Total Common Stocks	$ 992,927	$67,243,160**	$0	$68,236,087
Short-Term Investments:
Affiliated Fund	$ 2,533	$ —	$ —	$ 2,533
Securities Lending Collateral	1,823,727	—	—	1,823,727
Total Investments	$2,819,187	$67,243,160	$0	$70,062,347
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.

Tax-Managed International Equity Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.